SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

CHINA LODGING GROUP, LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Charge to Costs and Expenses	Addition due to acquisition	Charge Taken Against Allowance	Write off	Balance at end of Year
	(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
December 31, 2011	2,278	667	—	—	—	2,945
December 31, 2012	2,945	1,238	—	—	(1,000)	3,183
December 31, 2013	3,183	4,573	—	—	—	7,756
Valuation allowance for deferred tax assets
December 31, 2011	8,247	17,350	—	(4,045)	—	21,552
December 31, 2012	21,552	18,792	1,597	(5,658)	—	36,283
December 31, 2013	36,283	22,158	3,139	(9,984)	—	51,596